Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 99,721	¥ 97,030
Service cost	5,339	5,276	¥ 4,401
Interest cost	778	682	995
Actuarial loss (gain)	1,587	(1,656)
Foreign currency exchange rate change	0	0
Benefits paid	(2,997)	(2,702)
Business combinations	381	1,455
Divestitures	(226)	0
Plan amendments	10	(364)
Benefit obligation at end of year	104,593	99,721	97,030
Change in plan assets:
Fair value of plan assets at beginning of year	116,990	113,056
Actual return on plan assets	3,196	987
Employer contribution	3,559	3,387
Benefits paid	(2,486)	(2,229)
Business combinations	142	1,789
Divestitures	(132)	0
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	121,269	116,990	113,056
The funded status of the plans	16,676	17,269
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	29,701	29,958
Accrued benefit liability included in other liabilities	(13,025)	(12,689)
Net amount recognized	16,676	17,269
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	88,630	99,912
Service cost	3,455	3,270	3,856
Interest cost	1,994	1,757	1,747
Actuarial loss (gain)	1,843	(8,893)
Foreign currency exchange rate change	6,838	(6,226)
Benefits paid	(1,654)	(1,190)
Business combinations	0	0
Divestitures	0	0
Plan amendments	(324)	0
Benefit obligation at end of year	100,782	88,630	99,912
Change in plan assets:
Fair value of plan assets at beginning of year	83,394	85,180
Actual return on plan assets	2,586	2,780
Employer contribution	1,738	1,338
Benefits paid	(1,529)	(1,086)
Business combinations	0	0
Divestitures	0	0
Foreign currency exchange rate change	7,149	(4,818)
Fair value of plan assets at end of year	93,338	83,394	¥ 85,180
The funded status of the plans	(7,444)	(5,236)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	0	0
Accrued benefit liability included in other liabilities	(7,444)	(5,236)
Net amount recognized	¥ (7,444)	¥ (5,236)